Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of stock-based compensation charges
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Compensation and related benefits	$201	$334	$713	$1,008
Professional and legal fees	87	10	246	47
Acquisition transaction costs	--	--	7	--
Interest expense	--	--	316	--
Totals	$288	$344	$1,282	$1,055

	Years Ended December 31,
	2016	2015
Compensation and related benefits	$1,306	$956
Professional and legal fees	71	468
Totals	$1,377	$1,424

Schedule of number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share

	For the Nine Months Ended September 30,
	2017	2016
Options	10,320	13,279
Warrants	127,082	1,247
Shares accrued but not issued	--	630
Convertible preferred stock	--	3,333
Convertible debenture	13,475	8,444
Totals	150,877	26,934

	Years Ended December 31,
	2016	2015
Options	12,229	10,562
Warrants	9,581	1,247
Shares accrued but not issued	630	4,093
Convertible preferred stock	3,333	—
Convertible debenture	8,444	—
Totals	34,217	15,903